Shareholders' Deficit (Details 1) - Warrants [Member]	9 Months Ended
Sep. 30, 2018 USD ($) $ / shares shares
Number of Warrants
Balance Outstanding, Beginning | shares
Granted | shares	293,123
Cancelled | shares	(293,123)
Balance Outstanding, Ending | shares
Exercisable, Ending | shares
Weighted Average Exercise Price
Balance Outstanding, Beginning | $ / shares
Granted | $ / shares	0.87
Cancelled | $ / shares	(0.87)
Balance Outstanding, Ending | $ / shares
Exercisable, Ending | $ / shares
Weighted Average Remaining Contractual Term (Years)
Balance Outstanding, Beginning	0 years
Balance Outstanding, Ending	0 years
Exercisable, Ending	0 years
Aggregate Intrinsic Value
Balance Outstanding, Beginning | $
Balance Outstanding, Ending | $
Exercisable, Ending | $